Lease liability (Tables)	9 Months Ended
Jun. 30, 2026
Lease liability
Schedule of Lease Liability
	June 30, 2026	September 30, 2025
Current	$777	358
Non-current	2,015	1,457
	$2,792	1,815

Schedule of Lease
	June 30, 2026	June 30, 2025
Interest on lease liabilities	$199	214
Incremental borrowing rate at time of transition	14%	14%
Cash outflow for the lease	$615	545

Schedule of Future Lease Payments
Year	Amount ($)
Year 1	1,217
Year 2	1,248
Year 3	1,133
Year 4	373